Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Interest income
Loans	[1]	$ 10,410	$ 10,975	$ 11,537
Securities	[1]	1,661	1,863	2,164
Securities purchased under resale agreements and securities borrowed	[1]	802	814	616
Deposits with financial institutions	[1]	458	563	663
Total interest income	[1]	13,331	14,215	14,980
Interest expense
Deposits		7,207	7,995	9,088
Subordinated debentures		76	90	99
Other		466	544	620
Total interest expenses		7,749	8,629	9,807
Net interest income		5,582	5,586	5,173
Non-interest income
Card revenues		252	223	218
Banking services fees		482	499	502
Credit fees		327	318	326
Mutual funds		720	681	635
Brokerage fees		413	381	353
Investment management and trust		302	296	286
Underwriting and advisory fees		250	261	223
Non-trading foreign exchange		251	240	264
Trading revenues		703	461	655
Net gain on sale of investment securities		19	11	31
Net income from investments in associated corporations		189	179	113
Insurance service results		122	120	125
Other fees and commissions		418	452	422
Other		(384)	95	46
Total non-interest income		4,064	4,217	4,199
Total revenue		9,646	9,803	9,372
Provision for credit losses		1,176	1,113	1,162
Profit from operating activity		8,470	8,690	8,210
Non-interest expenses
Salaries and employee benefits		2,941	2,812	2,709
Premises and technology		799	876	800
Depreciation and amortization		385	403	403
Communications		92	95	97
Advertising and business development		185	188	156
Professional		159	234	205
Business and capital taxes		179	176	184
Other		559	1,044	1,937
Total non-interest expenses		5,299	5,828	6,491
Income before taxes		3,171	2,862	1,719
Income tax expense		872	656	726
Net income		2,299	2,206	993
Net income attributable to non-controlling interests in subsidiaries		12	(13)	(154)
Net income attributable to equity holders of the Bank		2,287	2,219	1,147
Preferred shareholders and other equity instrument holders		132	115	122
Common shareholders		$ 2,155	$ 2,104	$ 1,025
Earnings per common share (in dollars)
Basic	[2]	$ 1.75	$ 1.7	$ 0.82
Diluted	[2]	1.73	1.65	0.66
Dividends paid per common share (in dollars)		$ 1.1	$ 1.1	$ 1.06

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,125 for the three months ended January 31, 2026 (October 31, 2025 – $14,001; January 31, 2025 – $14,577).
[2]	Earnings per share calculations are based on full dollar and share amounts.